SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation	BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The unaudited condensed consolidated interim financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP") in the United States of America and the rules and regulations of the Securities and Exchange Commission and include the accounts of the Company and its subsidiaries in which the Company has a controlling interest. These condensed consolidated interim financial statements do not include all of the information and footnotes required for complete financial statements. In management’s opinion, these financial statements reflect all adjustments of a normal, recurring nature necessary for a fair presentation of the results for the interim periods presented.

The preparation of financial statements in conformity with GAAP in the United States requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from the estimates. On an ongoing basis, management reviews its estimates based on currently available information. Changes in facts and circumstances may result in revised estimates. Results for these interim periods are not necessarily indicative of results to be expected for the full year due to, among other reasons, the continued uncertainty of general economic conditions due to the COVID-19 pandemic that is impacting our sales channels, supply chain, manufacturing operations, workforce, or other key aspects of our operations.

The notes included herein should be read in conjunction with the audited consolidated financial statements included in the Company’s Current Report on Form 8 K/A for the year ended December 31, 2019. The December 31, 2019 information has been derived from the Company’s annual financial statements included in Form 8 K/A for the year ended December 31, 2019.

Recently Adopted Accounting Pronouncements

Effective January 1, 2020 we adopted the Financial Accounting Standards Board Accounting Standards Update ("ASU") 2018-15, Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40), which aligns the requirements for capitalizing implementation costs incurred in a service contract hosting arrangement with those of developing or obtaining internal-use software. The guidance was adopted prospectively to all implementation costs incurred after the date of adoption, which are now recorded in other assets in the current year compared to intangible assets in the prior year on the unaudited condensed consolidated balance sheets and payments are recorded in cash flows from operating activities in the current year compared to investing activities in the prior year on the unaudited condensed consolidated statement of cash flows.

Effective January 1, 2020, we adopted ASU 2016-13 - Financial Instruments - Credit Losses (Topic 326), a new standard to replace the incurred loss impairment methodology under current U.S. GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The adoption of the standard did not have a significant impact on the unaudited condensed consolidated financial statements.

Basis of Presentation

The consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP"). Preparation of the consolidated financial statements requires management to make estimates and assumptions that affect amounts reported in the consolidated financial statements and notes. Actual results could differ from these estimates. Management has evaluated subsequent events through the date the consolidated financial statements were available to be issued. Certain prior period amounts have been reclassified to conform to footnote presentation for the current year.

The consolidated financial statements include the accounts of Vertiv Holdings, LLC and its majority owned subsidiaries and, when applicable, entities for which Holdings, LLC has a controlling financial interest or is the primary beneficiary. The results of businesses acquired or disposed of are included in the consolidated financial statements from the date of the acquisition or up to the date of disposal, respectively.

All intercompany transactions among Company entities have been eliminated. Sale and purchase transactions between the Company and other Emerson affiliates are included in the consolidated financial statements. See Note 13 for additional information regarding related party transactions.

Revenue recognition

Revenue recognition

The Company recognizes revenue from the sale of manufactured products and services when control of promised goods or services are transferred to customers in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. Control is transferred when the customer has the ability to direct the use of and obtain benefits from the goods or services. The majority of the Company’s sales agreements contain performance obligations satisfied at a point in time when control is transferred to the customer. Sales for service contracts, including installation, inventory with no alternative use and an enforceable right of payment upon customer termination and other discrete services, generally are recognized over time as the services are provided. Payments received in advance for service arrangements are recorded as deferred revenue and recognized in net sales when the revenue recognition criteria are met. Unbilled revenue is recorded when performance obligations have been satisfied, but the Company does not have present right to payment.

For agreements with multiple performance obligations, judgment is required to determine whether performance obligations specified in these agreements are distinct and should be accounted for as separate revenue transactions for recognition purposes. In these types of agreements we allocate sales price to each distinct obligation on a relative stand-alone selling price basis. The majority of revenue from arrangements with multiple performance obligations is recognized when tangible products are delivered, with smaller portions for associated installation and commissioning recognized shortly thereafter. Generally, contract duration is short term, and cancellation, termination or refund provisions apply only in the event of contract breach. These provisions have historically not been invoked.

Payment terms vary by the type and location of the customer and the products or services offered. Revenue from our sales have not been adjusted for the effects of a financing component as we expect that the period between when we transfer control of the product and when we receive payment to be one year or less. Sales, value add, and other taxes collected concurrent with revenue are excluded from sales. The Company records amounts billed to customers for shipping and handling in a sales transaction as revenue. Shipping and handling costs are treated as fulfillment costs and are included in costs of sales.

The Company records reductions to sales for prompt payment discounts, customer and distributor incentives including rebates, and returns at the time of the initial sale. Rebates are estimated based on sales terms, historical experience, trend analysis, and projected market conditions in the various markets served. Returns are estimated at the time of the sale primarily based on historical experience and recorded gross on the condensed consolidated balance sheet.

Sales commissions are expensed when the amortization period is less than a year and are generally not capitalized as they are typically earned at the completion of the contract when the customer is invoiced or when the customer pays Vertiv. We typically offer warranties that are consistent with standard warranties in the jurisdictions where we sell our goods and services. Our warranties are generally assurance type warranties for which we promise that our goods and services meet contract specifications. In limited circumstances, we sell warranties that extend the warranty coverage beyond the standard coverage offered on specific products. Sales for these separately-priced warranties are recorded based on their stand-alone selling price and are recognized as revenue over the length of the warranty period.

Foreign Currency Translation

Foreign Currency Translation

The functional currency for substantially all of the Company’s non-U.S. subsidiaries is the local currency. Adjustments resulting from translating local currency financial statements into U.S. dollars are reflected in accumulated other comprehensive income (loss). Transactions denominated in currencies other than the subsidiaries’ functional currencies are subject to changes in exchange rates with resulting gains/losses recorded in net earnings (loss).

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents are reflected on the consolidated balance sheets and consist of highly liquid investments with original maturities of three months or less.

The following table provides a reconciliation of the amount of cash, cash equivalents and restricted cash reported within the consolidated balance sheets. Restricted cash represents amounts held in an escrow account related to payment of specific tax indemnities related to the acquisition of Vertiv.

	December 31,	December 31,	December 31,
	2019	2018	2017
Cash and cash equivalents	$223.5	$215.1	$388.0
Restricted cash included in other current assets	10.2	10.2	10.2
Total cash, cash equivalents, and restricted cash	$233.7	$225.3	$398.2

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

The Company’s accounts receivable are derived from customers located in the U.S. and numerous foreign jurisdictions. The Company performs ongoing credit evaluations of its customers’ financial condition and generally requires no collateral from its customers. The Company establishes an allowance for uncollectible accounts receivable based on historical experience and any specific customer collection issues that the Company has identified. Write-offs are recorded against the allowance for doubtful accounts when all reasonable efforts for collection have been exhausted.

Inventories

Inventories

Inventories are stated at the lower of cost, using the first-in, first-out method, or net realizable value and the majority is valued based on standard costs. The remainder is valued based on average actual costs. Standard costs are revised at the beginning of each fiscal year. The impact from annually resetting standards, as well as operating variances incurred throughout the year, are allocated to inventories and recognized in cost of sales as product is sold.

The following are the components of inventory:

	December 31,	December 31,
	2019	2018
Inventories
Raw materials	$180.2	$201.0
Finished Products	162.6	201.4
Work in process	58.2	84.1
Total inventories	$401.0	$486.5

Fair Value Measurement

Fair Value Measurement

Accounting Standards Codification (“ASC”) 820, Fair Value Measurement, establishes a formal hierarchy and framework for measuring certain financial statement items at fair value, and requires disclosures about fair value measurements and the reliability of valuation inputs. Under ASC 820, measurement assumes the transaction to sell an asset or transfer a liability occurs in the principal or at least the most advantageous market for that asset or liability. Within the hierarchy, Level 1 instruments use observable market prices for the identical item in active markets and have the most reliable valuations. Level 2 instruments are valued through broker/dealer quotation or through market-observable inputs for similar items in active markets, including forward and spot prices, interest rates and volatilities. Level 3 instruments are valued using inputs not observable in an active market, such as company-developed future cash flow estimates, and are considered the least reliable. The carrying value approximates fair value for cash and cash equivalents, accounts receivable and accounts payable because of the relatively short-term maturity of these instruments.

Debt Issuance Costs, Premiums and Discounts

Debt Issuance Costs, Premiums and Discounts

Debt issuance costs, premiums and discounts are amortized into interest expense over the terms of the related loan agreements using the effective interest method or other methods which approximate the effective interest method. Debt issuance costs related to a recognized debt liability are presented on the balance sheets as a direct deduction from the carrying amount of that debt liability, consistent with discounts.

Property, Plant and Equipment and Definite Lived Intangible Assets

Property, Plant and Equipment and Definite Lived Intangible Assets

The Company records investments in land, buildings, and machinery and equipment at cost, which includes the then fair values of assets acquired in business combinations. Depreciation is computed principally using the straight-line method over estimated service lives, which are 30 to 40 years for buildings and 10 to 12 years for machinery and equipment. The Company’s definite lived identifiable intangible assets that are subject to amortization are amortized on a straight-line basis over their estimated useful lives. Definite lived identifiable intangibles consist of intellectual property such as patented and unpatented technology and trademarks, customer relationships and capitalized software. Definite lived identifiable intangible assets are also subject to evaluation for potential impairment if events or circumstances indicate the carrying value may not be recoverable. Long-lived tangible and intangible assets are reviewed for impairment whenever events or changes in business circumstances indicate the carrying value of the assets may not be recoverable. Impairment losses are recognized based on estimated fair values if the sum of expected future undiscounted cash flows of the related assets is less than the carrying values.

Following are the components of property, plant and equipment:

	December 31,	December 31,
	2019	2018
Property, plant and equipment, net
Machinery and equipment	$280.7	$254.8
Buildings	243.2	234.0
Land	46.7	51.7
Construction in progress	21.9	15.9
Property, plant and equipment, at cost	592.5	556.4
Less: Accumulated depreciation	(164.3)	(114.7)
Property, plant and equipment, net	$428.2	$441.7

Goodwill and Other Indefinite Lived Intangible Assets

Goodwill and Other Indefinite Lived Intangible Assets

Assets and liabilities acquired in business combinations are accounted for using the acquisition method and recorded at their respective fair values. Goodwill represents the excess of consideration paid over the net assets acquired and is assigned to the reporting unit that acquires the business. A reporting unit is an operating segment as defined in ASC 280, Segment Reporting, or a business one level below an operating segment if discrete financial information for that business is prepared and regularly reviewed by segment management. The Company conducts annual impairment tests of goodwill in the fourth quarter or more frequently if events or circumstances indicate a reporting unit’s fair value may be less than its carrying value. If an initial assessment indicates it is more likely than not goodwill may be impaired, it is evaluated by comparing the reporting unit’s estimated fair value to its carrying value. If its carrying value exceeds its estimated fair value, goodwill impairment is recognized to the extent that recorded goodwill exceeds the fair value of goodwill. Estimated fair values of the reporting unit are Level 3 measures and are developed under an income approach that discounts estimated future cash flows using risk-adjusted interest rates and also the market approach.

Indefinite lived intangible assets consist of certain trademarks which are also evaluated annually for impairment or upon the occurrence of a triggering event. Impairment is determined to exist when the fair value is less than the carrying value of the assets being tested.

Product Warranties

Product Warranties

Warranties generally extend for one to two years from the date of sale. Provisions for warranty are determined primarily based on historical warranty cost as a percentage of sales, adjusted for specific issues that may arise. Product warranty expense is approximately one percent of sales and the product warranty accrual is reflected in accrued expenses in the consolidated balance sheets.

The change in product warranty accrual is as follows:

	December 31,	December 31,	December 31,
	2019	2018	2017
Beginning balance	$44.9	$40.0	$37.4
Provision charge to expense	48.7	41.0	32.4
Paid/utilized	(50.3)	(36.1)	(29.8)
Ending balance	$43.3	$44.9	$40.0

Derivative Instruments and Hedging Activities

Derivative Instruments and Hedging Activities

In the normal course of business, the Company is exposed to changes in foreign currency exchange rates and commodity prices due to its worldwide presence and business profile. The Company’s foreign currency exposures relate to transactions denominated in currencies that differ from the functional currencies of its subsidiaries. Primary commodity exposures are price fluctuations on forecasted purchases of copper and aluminum and related products. As part of the Company’s risk management strategy, derivative instruments are selectively used in an effort to minimize the impact of these exposures. All derivatives are associated with specific underlying exposures and the Company does not hold derivatives for trading or speculative purposes. The duration of hedge positions is less than one year.

All derivatives are accounted for under ASC 815, Derivatives and Hedging, and recognized at fair value. For derivatives hedging variability in future cash flows, the effective portion of any gain or loss is deferred in equity and recognized when the underlying transaction impacts earnings. For derivatives hedging the fair value of existing assets or liabilities, both the gain or loss on the derivative and the offsetting loss or gain on the hedged item are recognized in earnings each period. To the extent that any hedge is not fully effective at offsetting changes in the underlying hedged item, there could be a net earnings impact. The Company also uses derivatives to hedge economic exposures that do not receive deferral accounting under ASC 815. The underlying exposures for these hedges relate primarily to the revaluation of certain foreign-currency denominated assets and liabilities. Gains or losses from the ineffective portion of any hedge, as well as any gains or losses on derivative instruments not designated as hedges, are recognized in the consolidated statements of earnings (loss) immediately.

As of December 31, 2019, 2018, and 2017 no outstanding currency and commodity hedges received deferral accounting treatment. Accordingly, the Company recognized mark-to-market gains/(losses) of $(0.4),  $1.2, and $(1.3) during the years ended December 31, 2019, 2018, and 2017 respectively. The fair values of the outstanding hedge instruments were measured using valuations based upon quoted prices for similar assets and liabilities in active markets (Level 2) and are valued by reference to similar financial instruments, adjusted for terms specific to the contracts.

Income Taxes

Income Taxes

The provision for income taxes is determined using the asset and liability approach of ASC 740 by jurisdiction on a legal entity by legal entity basis. Under this approach, deferred taxes represent the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid. Deferred taxes result from differences between the financial and tax basis of the Company’s assets and liabilities and are measured using enacted rates in effect for the year in which the temporary differences are expected to be recovered or settled. The impact of a change in income tax rates on deferred tax assets and liabilities is recognized in earnings in the period that includes the enactment date. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized. The tax carryforwards reflected in the Company’s consolidated financial statements have been determined using the separate return method. The tax carryforwards include net operating losses and tax credits.

The Company’s extensive operations and the complexity of global tax regulations require assessments of uncertainties in estimating the taxes the Company will ultimately pay. The Company recognizes liabilities for anticipated tax audit uncertainties in the U.S. and other tax jurisdictions based on its estimate of whether, and the extent to which, additional taxes will be due.

APB 23 of ASC 740‑30 provides guidance that U.S. companies do not need to recognize tax effects on outside basis differences that are indefinitely reinvested. As of December 31, 2019 and 2018, the Company has provided for U.S. federal income taxes, foreign withholding and other taxes on outside basis differences in certain foreign subsidiaries that are not indefinitely reinvested. Certain earnings in certain foreign affiliates are indefinitely reinvested, but determining the impact of such amounts was not practicable.

Commitments and Contingencies

Commitments and Contingencies

Certain conditions may exist as of the date of the financial statements which may result in a loss to the Company, but will only be resolved when one or more future events occur or fail to occur. Such liabilities for loss contingencies arising from claims, assessments, litigation, fines, penalties, and other sources are recorded when the Company assesses that it is probable that a future liability has been incurred and the amount can be reasonably estimated. Recoveries of costs from third parties, which the Company assesses as being probable of realization, are recorded to the extent of related contingent liabilities accrued. Legal costs incurred in connection with matters relating to contingencies are expensed in the period incurred. The Company records gain contingencies when realized.

Recently Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncements

Effective January 1, 2020 we adopted the Financial Accounting Standards Board Accounting Standards Update ("ASU") 2018-15, Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40), which aligns the requirements for capitalizing implementation costs incurred in a service contract hosting arrangement with those of developing or obtaining internal-use software. The guidance was adopted prospectively to all implementation costs incurred after the date of adoption, which are now recorded in other assets in the current year compared to intangible assets in the prior year on the unaudited condensed consolidated balance sheets and payments are recorded in cash flows from operating activities in the current year compared to investing activities in the prior year on the unaudited condensed consolidated statement of cash flows.

Effective January 1, 2020, we adopted ASU 2016-13 - Financial Instruments - Credit Losses (Topic 326), a new standard to replace the incurred loss impairment methodology under current U.S. GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The adoption of the standard did not have a significant impact on the unaudited condensed consolidated financial statements.

Recently Adopted Accounting Pronouncements

Effective January 1, 2019, we adopted the Financial Accounting Standards Board ("FASB") Accounting Standards Update ("ASU") 2016‑02, Leases, which requires the recognition of lease assets and liabilities by lessees for those leases classified as operating leases under previous guidance. The Company adopted the standard effective January 1, 2019 using the modified retrospective transition option of applying the standard at the adoption date. The Company elected the package of practical expedients permitted under the transition guidance, which among other things, allowed the Company to carry forward the historical lease classification. As a result of the adoption, the Company recorded both operating lease right-of-use assets of $110.4 and operating lease liabilities of $113.2 as of December 31, 2019. The adoption had no impact on the consolidated statements of earnings (loss), comprehensive income (loss) and cash flows for the year ended December 31, 2019. Refer to Note 8 - Leases for additional information pertaining to the adoption of the new standard.

In December 2019, the FASB issued ASU 2019‑12: Income Taxes to simplify the accounting for income taxes. The new guidance removes certain exceptions to the general principles of ASC 740 related to intraperiod tax allocation exceptions, deferred tax liabilities related to outside basis differences, and year-to-date losses in interim periods. The Company adopted the amendments as of January 1, 2019 and has determined that the impact on the consolidated financial statements is not material and no adjustment to retained earnings is necessary.

Accounting Pronouncements Not Yet Adopted

Accounting Pronouncements Not Yet Adopted

In August 2018, the FASB issued ASU 2018‑15, Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350‑40), which aligns the requirements for capitalizing implementation costs incurred in a service contract hosting arrangement with those of developing or obtaining internal-use software. This standard is effective for the Company January 1, 2020. The Company will adopt the guidance prospectively to all implementation costs incurred after the date of adoption.

In June 2016, the FASB issued ASU 2016‑13 - Financial Instruments - Credit Losses (Topic 326), a new standard to replace the incurred loss impairment methodology under current U.S. GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The standard is effective for the Company January 1, 2020, and early adoption is permitted. The adoption of ASU 2016‑13 is not expected to have a material impact on its consolidated financial statements.